Segment information	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Segment information	Segment informationThe Company reports segment information based on internal reports used by the chief operating decision maker (“CODM”) to make operating and resource allocation decisions and to assess performance. The CODM is the Chief Executive Officer. The CODM makes decisions and assesses performance of the Company on a consolidated basis such that the Company is a single reportable operating segment.
The following tables present details on revenues derived in the following geographical locations for the three and six months ended June 30, 2023 and 2022.

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
North America	32,895	26,437	64,372	50,292
Rest of World	10,699	8,499	20,681	16,699
	43,594	34,936	85,053	66,991